Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders’ capital	Contributed surplus	Deficit	Accumulated other comprehensive income
Adoption of accounting policy	$ (14.4)			$ (14.4)
Equity, beginning of year at Dec. 31, 2018	6,612.8	$ 16,546.9	$ 41.4	(10,567.2)	$ 591.7
Redemption of restricted shares	(0.8)	24.7	(25.5)
Common shares repurchased	(122.6)	(122.6)
Share-based compensation	19.2		19.2
Net income (loss)	(1,033.3)			(1,033.3)
Dividends ($0.0175 per share 2020; $0.0400 per share 2019)	(22.0)			(22.0)
Foreign currency translation adjustment	(96.2)				(96.2)
Equity, end of year at Dec. 31, 2019	5,342.7	16,449.0	35.1	(11,636.9)	495.5
Foreign currency translation adjustment	(96.2)				(96.2)
Net income (loss)	(1,033.3)			(1,033.3)
Redemption of restricted shares	0.0	15.2	(15.3)	0.1
Common shares repurchased	(12.7)	(12.7)
Share-based compensation	(0.1)		(0.1)
Net income (loss)	(2,519.9)			(2,519.9)
Dividends ($0.0175 per share 2020; $0.0400 per share 2019)	(9.4)			(9.4)
Foreign currency translation adjustment	22.2				22.2
Equity, end of year at Dec. 31, 2020	2,822.8	$ 16,451.5	$ 19.7	(14,166.1)	517.7
Foreign currency translation adjustment	22.2				$ 22.2
Net income (loss)	$ (2,519.9)			$ (2,519.9)